NOTE PAYABLE (Details) - Loans Payable [Member]		12 Months Ended
	Feb. 10, 2021 USD ($)	Oct. 31, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Short-term Debt [Line Items]
Principal amount	$ 76,000		¥ 490,000
Short term debt term	P365D
Annual interest rate	2.00%
Interest expense		$ 725